PROPERTY, PLANT, AND EQUIPMENT (Details - property and equipment) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 55,182	$ 73,372
Accumulated depreciation	(53,400)	(70,026)
Property, plant and equipment, net	1,782	3,346
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	0
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,032	13,032
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	42,150	42,150
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 18,190